Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 41,286	$ 40,209
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	38,239	37,652
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	21,939	21,979
Intangible assets with indefinite useful lives [member] | Rest of North America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	41	40
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,629	3,166
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,990	2,374
Intangible assets with indefinite useful lives [member] | Rest of Middle Americas [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,590	3,531
Intangible assets with indefinite useful lives [member] | Brazil [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	15	0
Intangible assets with indefinite useful lives [member] | Rest of South America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	655	767
Intangible assets with indefinite useful lives [member] | Europe [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	432	423
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,623	2,847
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	910	1,072
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	393	405
Intangible assets with indefinite useful lives [member] | Rest of Asia Pacific [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,021	$ 1,048